Summary of Common Share Awards Issued (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Outstanding Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares at beginning of period	5,027,000		3,679,000		1,409,000
Shares issued during period	1,370,000	[1]	1,804,000	[1]	2,667,000	[1]
Previously issued shares vesting during period	0		0		0
Shares cancelled during period	(139,000)		(154,000)		(325,000)
Shares repurchased during period	(384,000)		(302,000)		(72,000)
Shares at end of period	5,874,000		5,027,000		3,679,000
Weighted Average Issuance Price
Shares at beginning of period	$ 7.98		$ 7.14		$ 14.42
Shares issued during period	$ 13.43	[1]	$ 9.90	[1]	$ 3.30	[1]
Previously issued shares vesting during period	$ 0.00		$ 0.00		$ 0.00
Shares cancelled during period	$ 9.43		$ 5.94		$ 7.24
Shares repurchased during period	$ 14.68		$ 10.24		$ 6.73
Shares at end of period	$ 8.78		$ 7.98		$ 7.14
Vested Benefit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares at beginning of period	1,913,000		1,094,000		748,000
Shares issued during period	101,000	[1]	153,000	[1]	146,000	[1]
Previously issued shares vesting during period	1,246,000		968,000		272,000
Shares cancelled during period	0		0		0
Shares repurchased during period	(384,000)		(302,000)		(72,000)
Shares at end of period	2,876,000		1,913,000		1,094,000
Weighted Average Issuance Price
Shares at beginning of period	$ 8.41		$ 13.70		$ 14.05
Shares issued during period	$ 1.18	[1]	$ 1.28	[1]	$ 5.96	[1]
Previously issued shares vesting during period	$ 5.99		$ 4.13		$ 15.04
Shares cancelled during period	$ 0.00		$ 0.00		$ 0.00
Shares repurchased during period	$ 14.68		$ 10.24		$ 6.73
Shares at end of period	$ 6.27		$ 8.41		$ 13.70

[1]	Includes 99,999, 109,410 and 143,100 shares of common stock issued to our non-employee directors that vested immediately upon issuance during 2011, 2010 and 2009, respectively.